Annual Fund Operating Expenses - LoCorr Macro Strategies Fund	May 01, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
LoCorr Macro Strategies Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	2.00%	[2]
LoCorr Macro Strategies Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	2.75%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	2.75%	[2]
LoCorr Macro Strategies Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.75%	[2]

[1]	The fees in the table above have been restated to reflect a management fee of 1.50% of the average daily net assets of the Fund, effective as of April 1, 2026. Prior to April 1, 2026, the management fee was 1.65% of the average daily net assets of the Fund.
[2]	Prior to April 1, 2026, the Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) (the “Expense Cap”) would not exceed 1.99% of the Fund’s average daily net assets attributable to each class of the Fund. Effective as of April 1, 2026, the Expense Cap will not exceed 1.84% of the Fund’s average daily net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser. The Expense Cap will remain in effect through at least April 30, 2027.